Employee Benefit Obligations (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Defined Benefit Plans [Abstract]
Summary of Post- employment Obligations Associated with Defined Benefits Plan
a)	The post-employment obligations associated with the defined benefits plan as of December 31, 2017, 2016 and 2015, are as follows:

General ledger accounts:

	12-31-2017	12-31-2016	12-31-2015
	ThCh$	ThCh$	ThCh$
Post-employment obligations	57,081,924	59,934,127	55,023,456
Total	57,081,924	59,934,127	55,023,456
Total post-employment obligations, net	57,081,924	59,934,127	55,023,456

Summary of Defined Benefit Plans Expense Recognized in Statements of Comprehensive Income
b)	The following amounts were recognized in the consolidated statement of comprehensive income for the years ended December 31, 2017, 2016 and 2015:

	For the years ended December 31,
	2017	2016	2015
Expense Recognized in the Statement of Comprehensive Income	ThCh$	ThCh$	ThCh$
Current service cost for defined benefits plan	2,091,205	1,899,660	2,282,226
Interest cost for defined benefits plan	2,678,300	2,517,406	2,299,944
Expenses recognized in the Statement of Income	4,769,505	4,417,066	4,582,170
Gains (losses) from remeasurement of defined benefit plans	(1,716,875)	6,618,514	5,645,532
Total expense recognized in the Statement of Comprehensive Income	3,052,630	11,035,580	10,227,702

Summary of Changes in Post-employment Defined Benefit Obligations
c)	The balance and changes in post-employment defined benefit obligations as of and for the years ended December 31, 2017, 2016 and 2015, are as follows:

Actuarial Value of Post-employment Obligations	ThCh$
Balance at January 1, 2015	53,937,842
Current service cost	2,282,226
Net Interest cost	2,299,944
Actuarial (gains) losses from changes in financial assumptions	2,549,816
Actuarial (gains) losses from changes in experience adjustments	3,095,716
Foreign currency translation	(697)
Benefits paid	(9,008,811)
Other	(132,580)
Balance at December 31, 2015	55,023,456
Current service cost	1,899,660
Net Interest cost	2,517,406
Actuarial (gains) losses from changes in financial assumptions	1,073,475
Actuarial (gains) losses from changes in experience adjustments	5,545,039
Benefits paid	(7,771,781)
Transfers of employees	1,337,621
Other	309,251
Balance at December 31, 2016	59,934,127
Current service cost	2,091,205
Net Interest cost	2,678,300
Actuarial (gains) losses from changes in financial assumptions	(1,414,201)
Actuarial (gains) losses from changes in experience adjustments	(302,674)
Benefits paid	(5,917,552)
Transfers of employees	12,719
Balance at December 31, 2017	57,081,924

Summary of Assumptions Used in Actuarial Calculation of Defined Benefits

As of December 31, 2017, 2016 and 2015, the following assumptions were used in the actuarial calculation of defined benefits:

	12-31-2017	12-31-2016	12-31-2015
Discount rates used	5.00%	4.70%	5.00%
Expected rate of salary increases	4.00%	4.00%	4.00%
Turnover rate	4.57%	4.72%	4.89%
Mortality tables	CB-H-2014 / RV-M-2014	CB-H-2014 / RV-M-2014	RV-2009

Summary of Expected Flow for Benefits for Next Five Years

The Group’s obligations have a weighted average length of 9.18 years, and the flow for benefits for the next five years and more is expected to be as follows:

Years	ThCh$
1	5,558,032
2	4,970,959
3	4,203,682
4	5,105,974
5	4,917,461
Over 5	22,844,851